================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21775

                   Oppenheimer International Diversified Fund
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
             (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: April 30

                      Date of reporting period: 07/29/2011

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ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Diversified Fund

STATEMENT OF INVESTMENTS   July 29, 2011* (Unaudited)

                                                       Shares                        Value
------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES-100.2%(1)
------------------------------------------------------------------------------------------------
FIXED INCOME FUND-10.5%
Oppenheimer International Bond Fund, Cl. Y              32,394,546                  $220,282,912
------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS-89.7%
Oppenheimer Developing Markets Fund, Cl. Y               6,138,515                   215,646,040
------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y            23,987,619                   708,354,393
------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y     13,354,531                   307,421,303
------------------------------------------------------------------------------------------------
Oppenheimer Master International Value Fund, LLC        44,805,713                   431,609,104
------------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Cl. Y       13,794,266                   225,812,132
                                                                                ----------------
                                                                                   1,888,842,972
------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,789,749,273)            100.2%               2,109,125,884
------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                         (0.2)                   (4,796,148)
                                                             -----------------------------------
Net Assets                                                   100.0%               $2,104,329,736
                                                             ===================================

Footnotes to Statement of Investments

-------------
* July 29, 2011 represents the last business day of the Fund's quarterly period.

   See accompanying Notes.

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES               GROSS        GROSS            SHARES
                                                      APRIL 29, 2011 (a)     ADDITIONS    REDUCTIONS      JULY 29, 2011
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund, Cl. Y                 6,035,045            155,045       51,575          6,138,515
Oppenheimer Institutional Money Market Fund, Cl. E                 -         32,993,488   32,993,488                  -
Oppenheimer International Bond Fund, Cl. Y                31,555,390          1,094,452      255,296         32,394,546
Oppenheimer International Growth Fund, Cl. Y              23,595,415            588,585      196,381         23,987,619
Oppenheimer International Small Company Fund, Cl. Y       13,126,253            342,242      113,964         13,354,531
Oppenheimer Master International Value Fund, LLC          43,630,223          2,205,024    1,029,534         44,805,713
Oppenheimer Quest International Value Fund, Cl. Y         13,794,266                  -            -         13,794,266

                                                                                                 REALIZED
                                                                VALUE          INCOME              LOSS
----------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund, Cl. Y                  $  215,646,040   $        -         $  198,964
Oppenheimer Institutional Money Market Fund, Cl. E                       -          295                  -
Oppenheimer International Bond Fund, Cl. Y                     220,282,912    2,175,864             59,256
Oppenheimer International Growth Fund, Cl. Y                   708,354,393            -            199,833
Oppenheimer International Small Company Fund, Cl. Y            307,421,303            -            424,974
Oppenheimer Master International Value Fund, LLC               431,609,104    4,470,107 (b)        390,523 (b)
Oppenheimer Quest International Value Fund, Cl. Y              225,812,132            -                  -
                                                            ----------------------------------------------
                                                            $2,109,125,884   $6,646,266         $1,273,550
                                                            ==============================================

----------------
a. April 29, 2011 represents the last business day of the Fund's 2011 fiscal year. See accompanying Notes.

b. Represents the amount allocated to the Fund from Oppenheimer Master International Value Fund, LLC.

1  |  Oppenheimer International Diversified Fund

Oppenheimer International Diversified Fund

STATEMENT OF INVESTMENTS   July 29, 2011* (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts that are as of July 29, 2011 based on valuation input level:

                                  LEVEL 1-              LEVEL 2-                 LEVEL 3-
                                 UNADJUSTED         OTHER SIGNIFICANT          SIGNIFICANT
                               QUOTED PRICES        OBSERVABLE INPUTS      UNOBSERVABLE INPUTS        VALUE
------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies        $  1,677,516,780      $    431,609,104           $                -    $2,109,125,884
                            -------------------------------------------------------------------------------------
Total Assets                $  1,677,516,780      $    431,609,104           $                -    $2,109,125,884
                            -------------------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY AND ANNUAL PERIODS. Since July 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

Since April 29, 2011 represents the last day during the Fund's 2011 fiscal year on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations as generally supplied by portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs. In the absence of a current market quotation, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

2  |  Oppenheimer International Diversified Fund

Oppenheimer International Diversified Fund

STATEMENT OF INVESTMENTS   July 29, 2011* (Unaudited)

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

INVESTMENT IN OPPENHEIMER MASTER FUND. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master International Value Fund, LLC (the "Master Fund"). The Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of the Master Fund is to seek long-term capital appreciation by investing in common stocks of foreign companies that the Manager believes are undervalued. The Fund's investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain (loss) on its investment in the Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain (loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund's expenses, including its management fee.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 29, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities      $1,897,495,369
                                    ==============
Gross unrealized appreciation        $211,630,515
Gross unrealized depreciation                   -
                                    -------------
Net unrealized appreciation          $211,630,515
                                    =============

3  |  Oppenheimer International Diversified Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/29/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Diversified Fund

By: /s/ William F. Glavin, Jr.
   ---------------------------
   William F. Glavin, Jr.
   Principal Executive Officer

Date: 09/13/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 09/13/2011

By:  /s/ Brian W. Wixted
    ----------------------------
     Brian W. Wixted
     Principal Financial Officer

Date: 09/13/2011